Contents of Significant Accounts - Summary of Disaggregation of Revenue by Geography (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Geographical Areas [Line Items]
Revenue from contracts with customers	$ 237,553,199	$ 232,302,584	$ 222,533,000
Taiwan [member]
Disclosure of Geographical Areas [Line Items]
Revenue from contracts with customers	91,735,839	83,758,430	68,360,231
China (includes Hong Kong) [member]
Disclosure of Geographical Areas [Line Items]
Revenue from contracts with customers	37,604,210	37,117,309	27,545,452
Japan [member]
Disclosure of Geographical Areas [Line Items]
Revenue from contracts with customers	10,370,412	9,107,394	11,612,866
Korea [member]
Disclosure of Geographical Areas [Line Items]
Revenue from contracts with customers	25,389,728	26,295,063	30,872,198
USA [member]
Disclosure of Geographical Areas [Line Items]
Revenue from contracts with customers	52,191,603	58,117,650	59,103,051
Europe [member]
Disclosure of Geographical Areas [Line Items]
Revenue from contracts with customers	20,254,391	17,902,262	24,932,099
Others [member]
Disclosure of Geographical Areas [Line Items]
Revenue from contracts with customers	$ 7,016	$ 4,476	$ 107,103